SCHEDULE OF WHOLLY OWNED SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2025
Kolibri Energy Holdings Inc. [member]
IfrsStatementLineItems [Line Items]
Ownership Percentage	100.00%
Country of operation	United States
Kolibri Energy US Inc. [member]
IfrsStatementLineItems [Line Items]
Ownership Percentage	100.00%
Country of operation	United States
BNK Sedano Hidrocarburos, S.L. [member]
IfrsStatementLineItems [Line Items]
Ownership Percentage	100.00%
Country of operation	Spain
BNK Sedano Holdings B.V. [member]
IfrsStatementLineItems [Line Items]
Ownership Percentage	100.00%
Country of operation	Netherlands